Provisions - Provision for off balance sheet risk transfer between stages (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision matrix [line items]
Balances at beginning of year	$ 6,730	$ 7,202	$ 6,580
Balances at end of year	6,800	6,730	7,202
Provisions for off-balance sheet risk
Disclosure of provision matrix [line items]
Balances at beginning of year	1,032	874	952
Adjustments on initial adoption of IFRS 9		(32)
Foreign exchange and other movements	(148)
Balances at end of year	852	1,032	$ 874
Provisions for off-balance sheet risk | Stage 1
Disclosure of provision matrix [line items]
Balances at beginning of year	918
Adjustments on initial adoption of IFRS 9		(85)
Foreign exchange and other movements	(128)
Balances at end of year	705	918
Provisions for off-balance sheet risk | Stage 2
Disclosure of provision matrix [line items]
Balances at beginning of year	48
Adjustments on initial adoption of IFRS 9		106
Foreign exchange and other movements	(23)
Balances at end of year	131	48
Provisions for off-balance sheet risk | Stage 3
Disclosure of provision matrix [line items]
Balances at beginning of year	66
Adjustments on initial adoption of IFRS 9		(53)
Foreign exchange and other movements	3
Balances at end of year	$ 16	$ 66